March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.9%
Cornell University, 4.84%, 06/15/34	$7,880	$ 7,800,341
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	2,835	2,705,984
Total Corporate Bonds — 0.9% (Cost: $10,849,772)		10,506,325
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	2,420	2,506,668
California(a) — 2.4%
Corporate — 0.8%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	7,660	8,068,412
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	625	694,541
		8,762,953
Transportation — 1.6%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	18,205	18,182,244
Total Municipal Bonds in California		26,945,197
Florida(a)(b) — 0.7%
Transportation — 0.7%
Florida Development Finance Corp., RB, AMT, 10.00%, 07/15/59	3,260	3,354,746
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	3,800	4,069,187
Total Municipal Bonds in Florida		7,423,933
New York — 79.4%
Corporate — 1.6%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	100	96,815
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	7,385	8,324,084
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	656,042
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	5,755	6,046,999
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,245	3,335,762
		18,459,702
County/City/Special District/School District — 14.1%
Battery Park City Authority, Refunding RB, Series B, 5.00%, 11/01/38	3,750	4,038,481
City of New York, GO
Series B, 5.25%, 10/01/43	1,500	1,588,659
Series B-1, 5.00%, 10/01/43	3,000	3,079,235
Series C, 5.25%, 09/01/45	5,160	5,534,674
Series D, 5.38%, 06/01/32	15	15,024
Series D, 5.50%, 04/01/48	8,000	8,639,384
Series D-1, 5.00%, 03/01/43	2,000	2,066,982
Series D-1, 5.50%, 05/01/44	2,500	2,697,926
Series E, 5.00%, 08/01/47	5,000	5,236,182
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series E-1, 5.00%, 03/01/40	$6,000	$ 6,164,702
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,243,212
Sub-Series E-1, 5.25%, 04/01/47	5,000	5,268,400
City of New York, Refunding GO, Series C-3, 2.46%, 08/01/33	2,145	1,809,544
County of Nassau New York, GOL
Series A, 4.00%, 04/01/39	1,000	1,011,896
Series A, 4.00%, 04/01/42	3,145	3,129,550
Series A, 5.00%, 04/01/45	5,000	5,354,930
Series A, 5.00%, 04/01/46	2,500	2,667,401
Series A, 5.00%, 04/01/47	3,925	4,176,359
Series B, (AGM), 5.00%, 07/01/42	4,190	4,309,441
County of Nassau New York, Refunding GOL
Series B, 5.00%, 04/01/41	1,250	1,350,105
Series B, 5.00%, 04/01/42	1,500	1,621,149
Hudson Yards Infrastructure Corp., Refunding RB, Series 2022, Sustainability Bonds, 4.00%, 02/15/42	1,200	1,156,431
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/41	4,155	1,891,629
(AGC), 0.00%, 03/01/42	5,500	2,360,527
(AGC), 0.00%, 03/01/43	2,000	804,852
(AGC), 0.00%, 03/01/45	2,450	865,905
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A, Subordinate, 5.00%, 05/01/45	6,700	7,008,721
Series A, Subordinate, 5.00%, 05/01/46	4,000	4,163,560
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	5,740,455
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	15,484,576
New York City Transitional Finance Authority, RB
Series D, 5.00%, 05/01/49	1,500	1,566,829
Series G-1, Subordinate, 5.00%, 05/01/46	8,800	9,212,119
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	5,500	1,075,154
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,320	5,320,265
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	12,835,331
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,016,878
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(d)	5	5,245
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	1,245	1,255,958
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	16,230,876
		159,998,547
Education — 9.8%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	1,650	765,600
4.00%, 07/01/51	1,705	791,120
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	85,560
5.00%, 10/01/48	1,040	1,039,477
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	655	669,706
Build NYC Resource Corp., RB(b)
5.00%, 09/01/39	900	882,254
5.00%, 09/01/44	725	683,331
5.00%, 09/01/49	1,255	1,155,942
Series A, 4.88%, 05/01/31	550	546,271
Series A, 5.13%, 05/01/38	140	136,257

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 5.50%, 05/01/48	$2,175	$ 2,073,502
Sustainability Bonds, 5.75%, 06/01/42	500	515,350
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/33	275	283,208
5.00%, 06/01/35	250	250,501
5.00%, 08/01/35	740	759,240
5.00%, 06/01/40	310	310,623
5.00%, 08/01/47	725	728,623
5.00%, 11/01/47	2,900	3,040,375
Series A, 5.00%, 06/01/43	325	325,217
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,116
5.00%, 05/01/39	225	225,031
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,794
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,910	1,957,813
5.00%, 07/01/48	480	488,260
5.00%, 07/01/52	9,145	9,392,451
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,980	2,018,698
5.00%, 07/01/45	8,710	9,067,206
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,525
5.00%, 10/01/35	265	265,245
5.00%, 07/01/47	2,165	2,189,423
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,377,971
Series B, 5.13%, 07/01/33	3,145	3,166,302
New York State Dormitory Authority, RB
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	245	269,164
Series 1, (AMBAC), 5.50%, 07/01/40	500	575,876
Series A, 5.00%, 07/01/43	7,715	7,924,189
Series A, 5.00%, 07/01/49	6,380	6,524,783
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	773,569
New York State Dormitory Authority, Refunding RB
2.26%, 07/01/30	4,000	3,601,351
5.00%, 07/01/44	5,000	5,259,551
Series A, 2.58%, 07/01/33	2,190	1,877,737
Series A, 4.00%, 07/01/37	1,000	1,010,757
Series A, 5.00%, 07/01/37	350	351,228
Series A, 5.00%, 07/01/41	500	505,395
Series A, 4.00%, 07/01/46	8,180	7,515,037
Series A, 5.00%, 07/01/46	675	677,861
Series A, 5.00%, 07/01/51	3,000	3,086,754
Series A, 5.50%, 07/01/54	15,000	16,230,886
Series B, 3.78%, 07/01/34	2,100	1,947,535
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	136,722
5.00%, 12/01/45	3,650	3,778,157
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	303,332
		111,241,876
Health — 1.8%
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,417,004
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	355	300,498
Security	Par (000)	Value
Health (continued)
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	$100	$ 90,764
Series A, 5.00%, 12/01/37	370	370,039
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,821,872
4.00%, 07/01/38	110	98,170
4.00%, 07/01/39	140	124,085
4.00%, 07/01/40	325	285,878
4.00%, 07/01/45	460	389,220
5.00%, 05/01/52	4,000	4,091,595
(AGC-CR), 4.00%, 05/01/54	3,500	3,117,977
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,632,541
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,330
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,145,144
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,161,552
5.00%, 07/01/56	1,270	1,227,572
		20,559,241
Housing — 5.8%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.15%, 11/01/36	400	359,950
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	2,000	1,927,916
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,013,138
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,507,449
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,645,131
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	2,000	1,971,986
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	3,000	2,984,080
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	5,005,244
Series F-1A, Sustainability Bonds, 4.45%, 11/01/49	5,315	5,109,330
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	3,700	3,556,494
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	3,010,394
New York City Housing Development Corp., Refunding RB
Sustainability Bonds, (HUD SECT 8), 3.76%, 01/01/29	3,000	2,925,970
Series A, Sustainability Bonds, 4.25%, 11/01/43	520	495,664
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,242,172
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	645,047
Series A, (SONYMA), 5.10%, 02/15/38	875	875,221
Series C, (SONYMA, FHLMC, FNMA, GNMA),), 2.75%, 11/01/31	1,000	940,191
Series E, (SONYMA), 4.15%, 11/01/47	165	153,674
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,083,558
Series L-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	4,010	3,935,712
Series M-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	170	167,041
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	4,993,609
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing (continued)
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	$5,000	$ 4,805,835
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,460	5,107,083
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	5,062,082
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	180	180,192
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,640,288
		66,344,451
State — 8.6%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/45	10,500	11,037,737
Empire State Development Corp., Refunding RB, Sustainability Bonds, 5.00%, 03/15/45	5,805	6,104,537
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,172,952
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,359,075
Series A, 5.00%, 03/15/42	3,945	4,055,640
Series A, 5.00%, 03/15/49	5,000	5,219,204
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/41	10,000	10,377,306
Series A, 4.00%, 03/15/43	5,000	4,788,738
Series A, 5.00%, 03/15/45	3,000	3,158,069
Series A, 5.00%, 03/15/48	7,500	7,865,432
Series A-1, 5.00%, 03/15/42	3,105	3,301,119
Series B, 5.00%, 03/15/49	10,000	10,463,677
Series C, 2.15%, 03/15/31	2,000	1,748,345
Series C, 5.00%, 03/15/41	5,000	5,149,200
Series E, 5.00%, 03/15/42	3,535	3,647,365
		97,448,396
Tobacco — 3.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	801,986
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,110,901
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,295,116
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	9,103,831
Series B, 5.00%, 06/01/28	90	91,645
Series B, 5.00%, 06/01/29	105	106,896
Series C, 4.00%, 06/01/51	4,055	3,110,491
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,250,470
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	797,060
Series A, 5.00%, 06/01/36	5,835	5,951,566
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,731,354
Sub-Series C, 5.13%, 06/01/51	2,375	2,199,116
		34,550,432
Security	Par (000)	Value
Transportation — 21.8%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/42	$1,530	$ 1,556,721
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,579,432
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,262,296
Series D-3, Sustainability Bonds, 4.00%, 11/15/47	8,800	7,772,455
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,500	1,522,094
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,310,316
Series C, Sustainability Bonds, (AGM-CR), 5.00%, 11/15/38	3,385	3,527,006
Series C, Sustainability Bonds, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,082,985
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	7,345	7,507,097
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,545	1,549,852
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,691,836
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	940	880,064
New York State Thruway Authority, Refunding RB
5.00%, 03/15/42	4,000	4,248,658
Series O, 4.00%, 01/01/45	1,550	1,473,830
Series O, 4.00%, 01/01/47	2,345	2,169,440
Series P, 5.00%, 01/01/49	6,250	6,510,444
Series P, 5.25%, 01/01/54	5,675	5,974,251
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	4,923,095
AMT, 5.00%, 12/01/35	1,510	1,587,670
AMT, 5.00%, 12/01/37	2,310	2,400,361
AMT, 5.00%, 12/01/39	3,000	3,074,428
AMT, 5.00%, 12/01/41	4,565	4,614,482
AMT, 5.00%, 12/01/42	1,755	1,775,592
Series A, AMT, 5.00%, 07/01/34	250	250,003
Series A, AMT, 5.00%, 07/01/41	750	749,919
Series A, AMT, 5.25%, 01/01/50	10,190	10,189,366
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	4,355	3,752,260
AMT, 4.00%, 04/30/53	2,500	2,056,647
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	13,175	13,267,444
AMT, Sustainability Bonds, 5.50%, 06/30/54	15,000	15,548,799
AMT, Sustainability Bonds, 6.00%, 06/30/54	16,965	18,117,256
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/38	4,250	4,453,671
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	10,000	10,375,784
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,611,582
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	410,380
AMT, 5.00%, 04/01/33	375	383,553
AMT, 5.00%, 04/01/34	225	228,864
AMT, 5.00%, 04/01/35	200	202,836
AMT, 5.00%, 04/01/36	210	213,552
AMT, 5.00%, 04/01/37	250	253,860
AMT, 5.00%, 04/01/38	250	254,032
AMT, 5.00%, 04/01/39	175	177,631

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	$1,960	$ 2,001,756
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	3,900	4,117,891
Series 244, 5.00%, 07/15/49	6,000	6,326,102
Series 197, AMT, 5.00%, 11/15/41	1,250	1,266,338
Series 223, AMT, 4.00%, 07/15/41	2,370	2,226,226
Series 231, AMT, 5.00%, 08/01/38	2,500	2,641,615
Series 231, AMT, 5.50%, 08/01/39	5,900	6,425,921
Series 234, AMT, 5.25%, 08/01/47	4,000	4,145,084
Series 238, AMT, 5.00%, 07/15/37	3,000	3,162,828
Series 238, AMT, 5.00%, 07/15/39	7,500	7,912,047
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,212,502
Series A, 5.00%, 11/15/49	4,630	4,766,547
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,088,720
Triborough Bridge & Tunnel Authority, Refunding RB
Series C-2, 5.00%, 11/15/42	10,000	10,188,613
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	9,541,822
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,565,189
		248,081,045
Utilities — 12.9%
Long Island Power Authority, RB
5.00%, 09/01/39	3,875	4,029,530
5.00%, 09/01/42	1,000	1,019,725
5.00%, 09/01/47	2,225	2,257,832
Series C, (AGC), 5.25%, 09/01/29	3,500	3,782,586
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,624,229
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/41	2,030	2,026,004
Series A, 5.00%, 09/01/42	5,000	5,363,060
Series A, 5.00%, 09/01/43	3,170	3,347,077
Series A, (AGC), 5.00%, 09/01/43	2,500	2,655,863
Series A, 5.00%, 09/01/44	6,400	6,799,660
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	5,000	4,759,920
Series BB, 5.00%, 06/15/48	2,000	2,106,082
Series BB, 5.25%, 06/15/55	7,500	7,974,540
Sub-Series CC-1, 5.25%, 06/15/54	7,500	7,953,108
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	7,500	7,120,440
Series DD, 5.25%, 06/15/46	7,500	8,010,295
Series BB-2, VRDN, 3.60%, 04/01/25(g)	15,000	15,000,000
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(h)	5,000	5,354,108
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	9,220,723
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	3,025	3,158,176
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	1,907,094
Series A, 5.25%, 06/15/53	5,000	5,363,739
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/40	14,695	15,225,066
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,309,169
Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB (continued)
Series TE1, Restructured, 5.00%, 12/15/38	$9,000	$ 9,934,373
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,650,035
		146,952,434
Total Municipal Bonds in New York		903,636,124
Puerto Rico — 5.7%
State — 3.1%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	400	426,086
Series A-1, Restructured, 5.75%, 07/01/31	388	424,280
Series A-1, Restructured, 4.00%, 07/01/35	931	903,611
Series A-1, Restructured, 4.00%, 07/01/37	799	759,113
Series A-1, Restructured, 4.00%, 07/01/41	1,087	995,313
Series A-1, Restructured, 4.00%, 07/01/46	1,130	982,196
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	909,815
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	17,801	9,523,254
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,794,986
Series A-2, Restructured, 4.33%, 07/01/40	5,235	5,086,920
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	421,876
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,017,216
Series A-1, Restructured, 0.00%, 07/01/46	19,863	6,443,534
Series B-1, Restructured, 0.00%, 07/01/46	2,677	869,436
		35,557,636
Utilities — 2.6%
Puerto Rico Electric Power Authority, RB(e)(f)
Series A, 5.00%, 07/01/29	1,860	897,450
Series A, 7.00%, 07/01/33	1,025	494,562
Series A, 6.75%, 07/01/36	3,560	1,717,700
Series A, 5.00%, 07/01/42	2,185	1,054,262
Series A, 7.00%, 07/01/43	410	197,825
Series A-3, 10.00%, 07/01/19	999	482,043
Series B-3, 10.00%, 07/01/19	999	482,043
Series C-1, 5.40%, 01/01/18	2,745	1,324,385
Series C-2, 5.40%, 07/01/18	2,745	1,324,600
Series C-3, 5.40%, 01/01/20	277	133,895
Series C-4, 5.40%, 07/01/20	278	133,895
Series CCC, 5.25%, 07/01/26	770	371,525
Series CCC, 5.25%, 07/01/28	440	212,300
Series D-4, 7.50%, 07/01/20	1,726	832,832
Series TT, 5.00%, 07/01/25	210	101,325
Series TT, 5.00%, 07/01/26	565	272,612
Series WW, 5.50%, 07/01/17	610	294,325
Series WW, 5.50%, 07/01/18	535	258,137
Series WW, 5.50%, 07/01/19	435	209,888
Series WW, 5.38%, 07/01/24	385	185,763
Series WW, 5.25%, 07/01/33	420	202,650
Series WW, 5.50%, 07/01/38	520	250,900
Series XX, 5.25%, 07/01/17	285	137,513
Series XX, 5.25%, 07/01/35	185	89,263
Series XX, 5.75%, 07/01/36	260	125,450
Series XX, 5.25%, 07/01/40	5,345	2,578,962
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	990	477,675
Series AAA, 5.25%, 07/01/23	2,670	1,288,275
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series AAA, 5.25%, 07/01/28(e)(f)	$5,655	$ 2,728,537
Series AAA, 5.25%, 07/01/29(e)(f)	235	113,388
Series BBB, 5.40%, 07/01/28	1,240	598,300
Series UU, 0.00%, 07/01/17(a)(e)(f)	185	89,263
Series UU, 0.00%, 07/01/18(a)(e)(f)	165	79,613
Series UU, 0.00%, 07/01/20(a)(e)(f)	1,475	711,687
Series UU, 3.95%, 07/01/31(a)(e)(f)	1,755	846,787
Series ZZ, 5.25%, 07/01/19(e)(f)	1,370	661,025
Series ZZ, 5.00%, 07/01/20	2,220	1,071,150
Series ZZ, 5.25%, 07/01/24(e)(f)	875	422,187
Series ZZ, 5.00%, 07/01/28(e)(f)	435	209,888
Series ZZ, 5.00%, 12/29/49(e)(f)	430	207,475
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	1,860	897,450
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Restructured, 4.54%, 07/01/53	49	45,601
Series A-2, Restructured, 4.78%, 07/01/58	5,323	5,115,483
		29,929,889
Total Municipal Bonds in Puerto Rico		65,487,525
Total Municipal Bonds — 88.4% (Cost: $1,035,643,539)		1,005,999,447
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New York — 12.1%
County/City/Special District/School District — 6.1%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	10,660,910
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	18,077,287
Series A, 5.00%, 02/15/39	9,005	9,237,759
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,166,183
Series D-1, 5.50%, 11/01/45	5,910	6,395,779
Series D-1, 5.25%, 11/01/48	10,000	10,541,927
New York City Transitional Finance Authority, RB, Subordinate, Series H-1, 5.00%, 11/01/46	11,000	11,510,094
		69,589,939
State — 2.2%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	10,000	10,656,826
5.00%, 03/15/44	4,220	4,437,372
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,709,110
		24,803,308
Transportation — 2.7%
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,707,541
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	$8,410	$ 8,908,317
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,226,474
		30,842,332
Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,020,858
Total Municipal Bonds in New York		138,256,437
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.1% (Cost: $136,848,174)		138,256,437
Total Long-Term Investments — 101.4% (Cost: $1,183,341,485)		1,154,762,209

	Shares
Short-Term Securities
	Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.87%(j)(k)	40,940,214	40,944,308
	Total Short-Term Securities — 3.6% (Cost: $40,944,308)	40,944,308
	Total Investments — 105.0% (Cost: $1,224,285,793)	1,195,706,517
	Other Assets Less Liabilities — 1.0%	11,233,652
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.0)%	(68,371,526)
	Net Assets — 100.0%	$ 1,138,568,643

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock New York Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 9,233,820	$ 31,710,488 (a)	$ —	$ —	$ —	$ 40,944,308	40,940,214	$ —	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 10,506,325	$ —	$ 10,506,325
Municipal Bonds	—	1,005,999,447	—	1,005,999,447
Municipal Bonds Transferred to Tender Option Bond Trusts	—	138,256,437	—	138,256,437
Short-Term Securities
Money Market Funds	40,944,308	—	—	40,944,308
Unfunded Commitments(a)	—	—	4,756,876	4,756,876
	$40,944,308	$1,154,762,209	$4,756,876	$1,200,463,393

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $67,969,996 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock New York Municipal Opportunities Fund

Portfolio Abbreviation (continued)
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
VRDN	Variable Rate Demand Note